Segment Reporting Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Investments in affiliates	$ 98		$ 87
Goodwill	656		496		473
Total segment assets	10,746		11,047
Electrical / Electronic Architecture [Member]
Segment Reporting Information [Line Items]
Goodwill	648		487		465
Powertrain Systems [Member]
Segment Reporting Information [Line Items]
Goodwill	8		9		8
Operating Segments [Member] | Electrical / Electronic Architecture [Member]
Segment Reporting Information [Line Items]
Investments in affiliates	64		48
Goodwill	648		487
Total segment assets	5,795		5,312
Operating Segments [Member] | Powertrain Systems [Member]
Segment Reporting Information [Line Items]
Investments in affiliates	65		72
Goodwill	8		9
Total segment assets	3,885		4,128
Operating Segments [Member] | Electronics And Safety [Member]
Segment Reporting Information [Line Items]
Investments in affiliates	0		0
Goodwill	0		0
Total segment assets	2,064		2,018
Intersegment Eliminations [Member] | Eliminations And Other [Member]
Segment Reporting Information [Line Items]
Investments in affiliates	(31)	[1]	(33)	[1]
Goodwill	0		0
Total segment assets	$ (998)	[1]	$ (411)	[1]

[1]	Eliminations and Other includes the elimination of inter-segment transactions.